Investment in Term Loans - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Jul. 31, 2010 Vessel	Dec. 31, 2013 Vessel	Dec. 31, 2012 Vessel	Dec. 31, 2011	Mar. 31, 2014 Subsequent Events [Member] Vessel	Dec. 31, 2013 Accrued Income Receivable [Member]
Net Investment Income [Line Items]
Total amount of the term loan including costs of acquisition	$ 115,600,000	$ 9,120,000	$ 0	$ 0
Interest rate on term loan	9.00%
Investment yield	10.00%
Investment, Interest Rate Reflects Current Yield Flag	true
Repayment premium included in principal balance		3,400,000	2,700,000
Accrued but unpaid interest		8,600,000	1,600,000
Investment in term loans						$ 5,900,000
Number of 2010-built VLCC collateralized for loans	2	2	2
Number of vessels					2,000,000